Debt - Lease liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Debt [Line Items]
Gross lease liabilities		€ 1,200	€ 1,180
Current interest payable	[1],[2]	1,704
Long-term debt including current portion of long-term debt		7,568	8,111
Interest payable		76	71
Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		1,074	1,082
Interest payable		125	98
Not later than one year [member]
Debt [Line Items]
Gross lease liabilities		239	251
Current interest payable	[1],[2]	180
Not later than one year [member] | Lease liabilities [member]
Debt [Line Items]
Current interest payable		28	21
Long-term debt including current portion of long-term debt		211	230
Later than one year and not later than five years [member]
Debt [Line Items]
Gross lease liabilities		572	554
Later than one year and not later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		505	505
Non-current interest payable		67	49
Later than five years [member]
Debt [Line Items]
Gross lease liabilities		388	376
Current interest payable	[1],[2]	911
Later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		358	348
Non-current interest payable		€ 30	€ 28

[1]	Amounts in this table are undiscounted
[2]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.